Related-Party Transactions - Additional Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended		3 Months Ended			12 Months Ended			1 Months Ended	0 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended			0 Months Ended
	Mar. 31, 2012	Sep. 30, 2011	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 20, 2014 Subsequent Events [Member]	Sep. 30, 2013 Blackstone and Affiliates [Member]	Jun. 30, 2013 Blackstone and Affiliates [Member]	Apr. 24, 2013 Blackstone and Affiliates [Member]	Mar. 31, 2012 Blackstone and Affiliates [Member]	Sep. 30, 2011 Blackstone and Affiliates [Member]	Jun. 30, 2011 Blackstone and Affiliates [Member]	Dec. 31, 2013 Blackstone and Affiliates [Member]	Dec. 31, 2012 Blackstone and Affiliates [Member]	Dec. 31, 2011 Blackstone and Affiliates [Member]	Jan. 03, 2014 Blackstone and Affiliates [Member] Subsequent Events [Member]
Related Party Transaction [Line Items]
Advisory Agreement, fees																$ 2,799	$ 6,201	$ 6,012
Termination fee paid												46,300
Write off of 2013 Prepaid advisory fees												3,772
Termination of advisory agreement					50,072	50,072						50,072
Cash dividend declared			$ 0.20	$ 0.20	$ 0.20	$ 0.60	$ 6.07	$ 1.34	$ 0.20
Cash dividends declare date			2013-12	2013-09	2013-06	2013-12
Cash dividends record date			Dec. 20, 2013	Sep. 20, 2013	Jun. 20, 2013				Mar. 20, 2014
Cash dividend			Jan. 03, 2014	Oct. 01, 2013	Jul. 01, 2013				Apr. 01, 2014
Dividend declared to stockholders	500,000	110,100				53,911	500,000	110,100		11,749	11,749		500,000	110,100					7,849
Revenue under the combined ticket arrangement															$ 7,400